Long-term Investments (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Jan. 31, 2018	Dec. 31, 2016
Long-term Investments
Share of loss in equity method investments			¥ (1,090,000)	¥ (1,607,000)
Impairment on Investments		¥ 0	0
Damei
Long-term Investments
Investment							¥ 4,100,000
Investment ownership (Percentage)							41.00%
Share of loss in equity method investments			977,000	1,530,000
Net consideration received		26,000
Damei | Kuailexun
Long-term Investments
Investment ownership (Percentage)							49.00%
Damei | Individual shareholder
Long-term Investments
Investment ownership (Percentage)							10.00%
Zhiyi
Long-term Investments
Investment		0				¥ 190,000
Investment ownership (Percentage)					15.20%	19.00%
Share of loss in equity method investments			¥ 113,000	¥ 77,000
Gains from deemed sales of equity investment		¥ 7,600,000
Hangzhou Duomai E-Commerce Co.,Ltd
Long-term Investments
Investment ownership (Percentage)	8.00%
Total consideration	¥ 80,036,000
Business combination arrangements, Description		Duomai mainly provides performance-based online marketing services with over 10 years’ experience.